Discontinued Operations (Details) In Thousands, unless otherwise specified	12 Months Ended					0 Months Ended		12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Mar. 25, 2011 Datong USD ($)	Mar. 25, 2011 Datong CNY	Dec. 31, 2012 Datong CNY	Dec. 31, 2011 Datong CNY	Dec. 31, 2010 Datong CNY
Discontinued Operations
Equity interest sold (as a percent)						55.00%	55.00%
Cash consideration received on disposal						$ 63,690	418,000
Dividend declared							10,000
Dividend receivable			10,000					10,000
Interest income charged during deferred settlement period								0
Finance cost	391	2,439						2,439
Transaction cost for disposal			3,557						3,557
Results of the discontinued operations
Net revenue									65,854	251,092
Profit before tax									2,062	37,283
Gain on the disposal									177,949
Income tax									(52,458)	(7,618)
Net income (loss) from discontinued operations			127,553	29,665	(17,372)				127,553	29,665
Current assets:
Cash and cash equivalents							23,607
Other current assets							107,826
Goodwill and intangible assets, net							201,704
Other non-current assets							21,571
Assets of discontinued operation							354,708
Current liabilities							88,258
Non-current liabilities							3,829
Liabilities of discontinued operation							92,087
Noncontrolling interests	$ 18,222	113,527	124,948				16,127